Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 23,033	$ 22,815	$ 9,433
Foreign currency translation gain/(loss)	(3,519)	504	13,676
Actuarial gain/(loss), net of tax	(154)	(286)	(294)
Ending balance	19,360	23,033	22,815
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	24,311	23,807	10,131
Foreign currency translation gain/(loss)	(3,519)	504	13,676
Ending balance	20,792	24,311	23,807
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,278)	(992)	(698)
Actuarial gain/(loss), net of tax	(154)	(286)	(294)
Ending balance	$ (1,432)	$ (1,278)	$ (992)